Equity Transfer Ageement Under Common Contorl	12 Months Ended
Dec. 31, 2025
Equity Transfer Ageement Under Common Contorl [Abstract]
EQUITY TRANSFER AGEEMENT UNDER COMMON CONTORL

16.    EQUITY TRANSFER AGEEMENT UNDER COMMON CONTORL

As described in Note 1(c), in 2023, Cloud Singapore entered into Equity Transfer Agreements with Yun Yuan (HK) Trading Co., Ltd (“Yun Yuan HK”), which is ultimately controlled by Xingyun International, and ultimately controlled by the Controlling Shareholder of the Company. Pursuant to the agreements, 100% equity interests of Cloud France, Cloud Korea and Cloud Italy were transferred from Yun Yuan HK to Cloud Singapore, for a cash consideration equivalent to the registered capital investment in total of US$144,868 in these subsidiaries. The transfer of 100% equity interest in Cloud France, Cloud Korea and Cloud Italy was accounted for as transactions between entities under common control, with the assets and liabilities recorded at the historical cost.

In 2024, Cloud Singapore entered into Equity Transfer Agreements with Yun Yuan (HK) Trading Co., Ltd (“Yun Yuan HK”) and Hong Kong Xinyun Logistics Trading Ltd (“Xinyun Logistics”), which were ultimately controlled by Xingyun International, and ultimately controlled by the Controlling Shareholder of the Company. Pursuant to the agreements, 100% equity interests of Cloud Japan and Singapore International were transferred from Xinyun Logistics to Cloud Singapore, 100% equity interests of Japan Biltech, 99% equity interests of PT Ezmart and PT Cloud and its subsidiaries (including PT Innovative and PT XY Jaya) were transferred from Yun Yuan HK to Cloud Singapore, for a cash consideration equivalent to the registered capital investment in total of US$5,252,494 in these subsidiaries. The transfer of equity interest in Cloud Japan, Japan Biltech, Singapore International, PT Ezmart and PT Cloud and its subsidiaries was accounted for as transactions between entities under common control, with the assets and liabilities recorded at the historical cost.